NET LOSS PER SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Numerator:
Net loss attributable to UP Fintech Holding Limited	$ (6,589,431)	$ (43,207,732)	$ (7,510,049)
Net loss attributable to ordinary shareholders of UP Fintech Holding Limited	$ (6,589,431)	$ (43,207,732)	$ (7,510,049)
Weighted average shares used in calculating net loss per ordinary share:
Basic and diluted	1,751,784,176	506,393,198	443,814,916
Net loss per ordinary shares
Basic and diluted	$ 0.00	$ (0.09)	$ (0.02)